Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary Shares par value (in Dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares authorized	25,000,000,000	25,000,000,000
Ordinary shares, shares issued	25,926,155	23,618,037
Ordinary shares, shares outstanding	25,926,155	23,618,037